Share-based compensation - RSU - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Share-based compensation
Stock-based compensation expense	¥ 28,245		¥ 30,673	¥ 29,755
RSUs
Share-based compensation
Vested shares | shares	5,341,452	5,341,452	7,629,599	6,060,842
Fair value of shares vested	¥ 19,423		¥ 22,661	¥ 11,504
Stock-based compensation expense	17,878		20,130	17,340
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 17,413		¥ 39,525
Remaining weighted-average period for recognition of total unrecognized compensation cost	2 years 1 month 29 days	2 years 1 month 29 days	2 years 6 months 24 days
RSUs | Employee stock
Share-based compensation
Vested shares | shares			2,306,690
Fair value of shares vested	¥ 362	$ 91,860	¥ 21,848
Employee stock options
Share-based compensation
Stock-based compensation expense	10,367		3,936	¥ 0
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 26,456		¥ 40,601
Remaining weighted-average period for recognition of total unrecognized compensation cost	2 years 7 months 20 days	2 years 7 months 20 days	3 years 7 months 20 days